Significant Accounting Policies - Reconciliation Of Net Income (Loss) Per Ordinary Share (Detail) - USD ($)	3 Months Ended			12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Denominator:
Basic weighted average shares outstanding	7,981,994	6,621,414			7,288,145	4,568,540	3,764,374
Basic net income (loss) per ordinary share	$ (5.94)	$ (5.72)			$ (18.65)	$ (15.82)	$ (43.37)
Virgin Group Acquisition Corp. II [Member] | Common Class B
Numerator:
Allocation of net income (Loss)	$ (4,710,439)		$ (538,891)	$ 634,873
Denominator:
Basic weighted average shares outstanding	10,062,500		8,750,000	10,062,500
Basic net income (loss) per ordinary share	$ (0.47)		$ (0.06)	$ 0.06
Virgin Group Acquisition Corp. II [Member] | Common Class A [Member]
Numerator:
Allocation of net income (Loss)	$ (18,841,758)		$ (193,448)	$ 2,063,496
Denominator:
Basic weighted average shares outstanding	40,250,000		3,141,026	32,705,669
Basic net income (loss) per ordinary share	$ (0.47)		$ (0.06)	$ 0.06